Accounts Payable	3 Months Ended
Sep. 30, 2019
Accounts Payable
Note 8 - Accounts Payable

During Q1 of the fiscal year ended September 30, 2019, the Company entered into an agreement to for investor relations consulting. The Company will issue $3,000 of shares and pay $3,000 each month. Shares will be issued quarterly. Number of shares earned each month will be calculated based on the closing price on the last day of the preceding month. At September 30, 2019 the Company has recorded a liability $6,000 for the incurred services to date.